The High
Yield Income
Fund, Inc.
------------------------------
Annual Report
August 31, 1995

Letter to Shareholders
                                            October 23, 1995
Dear Shareholder:

Performance at a Glance.

High yield bonds generated solid returns during the first eight months of the year, powered by their coupons, slowly falling interest rates and a moderately growing economy. The High Yield Income Fund slightly underperformed its peer group of closed-end high yield bond funds during the past six months, as measured by Lipper Analytical Services.


                              STOCK SYMBOL

The HIgh Yield Income Fund, Inc. is a closed-end fund traded on the New York Stock Exchange under the symbol "HYI" and is frequently listed as "HighYldFd" or "HiYld" in the financial sections of newspapers. Also, it is listed weekly in Barron's and in a special table every Monday in The Wall Street Journal.


                            FUND'S PERFORMANCE
                             As of 8/31/95

               Total Return      Total Return      NAV         Market Price
                6 months          12 months      8/31/95          8/31/95
High Yield        9.25%             11.43%        $7.12             $8.00
Income Fund1
Lipper Closed-End 9.42%             13.05%         N/A                N/A
High Current Yield Avg.2

1. Source: Prudential Mutual Fund Management, Inc. Total return of the Fund represents the change in net asset value from the beginning of the period (8/31/94) through the end of the period (8/31/95) and assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the NYSE. Past performance is no guarantee of future results.

2. Source: Lipper Analytical Services, Inc. These are the average returns of 27 funds in the closed-end high current yield category for one year.


                           YOUR DIVIDENDS
                           As of 8/31/95

                Total Monthly Dividends Paid Per Share

                 6 months                 12 months
                  $0.44                     $0.87

The Fund seeks to maximize current income from a portfolio of high-yielding, non-investment grade bonds, commonly known as junk bonds. Capital appreciation is a secondary objective. There is no assurance that the Fund's investment objective will be achieved. The Fund generally strives to invest in bonds rated B or better. B rated bonds may be considered "junk bonds," which are subject to greater credit risk than higher rated bonds. We keep the Fund diversified, researching bonds intensively to find those with attractive yields and improving credit.

Current Strategy:

Think of high yield bonds as a hybrid of bonds and stocks. Like bonds, their prices generally rise and fall. But interest rates are usually not the most important factor influencing high yield bond prices. Instead, like stocks, the strength of the economy and of corporate earnings are often more crucial. That's why while the economy has been slowing and interest rates have been falling, we've been upgrading the Fund's quality. We are focusing on bonds rated B or higher. These bonds have slightly lower income levels than lower rated bonds but offer more protection to the Fund's net asset value (should credit quality weaken in a slowing economy). We have been emphasizing:

- bonds of large, established issuers with proven products;

- bonds that are more senior in the firm's capital structure (those with a higher priority claims on the company's assets);

- bonds from economically defensive companies (those that may do well even if the economy slows), such as telecommunications, supermarkets, cable, gaming and health care. These types of companies have products and services that generally remain in strong demand regardless of the economic climate.

We are also consolidating the number of issues to permit more intensive scrutiny of each holding. We have been holding a modestly leveraged position, borrowing 1.3% of assets at short term rates and investing it at higher yields.


Bonds at Good Prices.

There was relatively light new issue activity in the first quarter which supported bond prices. But in the second quarter, sharply falling interest rates generated a flood of new supply which put a partial ceiling on price appreciation. We have been buying new bonds at attractive prices. Given prospects for weaker economic growth, we're looking to find companies that have public equity, are leaders in their industries and have strong management. We have been tempted to buy single B credits yielding as much as 13%, but we have that are yielding around 10.5%. They offer lower yields, but they are still
four percentage points higher than U.S. treasurys of the same maturity.   Some
of these companies that we purchased are: Tenet Healthcare, Intelcom Group and Exide Corp.
                                  -2-

Credit Problem Awareness.

A number of high yield companies had serious financial difficulties in the first eight months of 1995, including Bradlees, the discount department store in the Northeast, and Mesa Petroleum, a natural gas company. Bradlees filed for reorganization under the bankruptcy laws. When our credit analysts noted these troubles before the filing, we sold are holdings at prices significantly above bankruptcy levels. We sold our Mesa bonds before the failure of a major asset sale, when our credit analysis showed that Mesa had little to gain and more to lose.

Interest Rates and Higher Credit Quality  Double-Edged Swords.

Falling interest rates raise bond prices, but they also reduce the income offered on new bonds. In addition, the B and BB rated bonds that we've been buying have lower coupons than riskier bonds, which also reduces our income. As a result, we are closely monitoring the Fund's income level and our ability to sustain our current distributions to you. In light of slower economic growth, and the potential for an increase in high yield bond defaults, we believe that our current strategy is prudent. Avoiding higher-yielding, lower quality bonds which are more susceptible to default risk should help protect the Fund's net asset value.

Looking Ahead.

As long as economic growth remains positive, high yield bonds should continue to perform well, although we don't expect the same type of gains experienced earlier in the year. Investors should expect to mainly earn coupon income, with more moderate price gains. Clients should also be prepared for more price volatility ahead, since the sales and earnings of high yield issuers could slow if the economy weakens further. In this climate we will carefully scrutinize the creditworthiness of our holdings so that we can sell bonds of companies that are most prone to weakening credit quality.

Sincerely,


Richard A. Redeker
President



Lars M. Berkman
Co-Manager


Michael A. Snyder
Co-Manager
                                  -3-

----------------------------------------------------------
THE HIGH YIELD INCOME FUND, INC.
Portfolio of Investments
August 31, 1995

----------------------------------------------------------
  Moody's     Principal
   Rating       Amount                                   Value
(Unaudited)     (000)           Description (a)        (Note 1)
----------------------------------------------------------
                            LONG-TERM INVESTMENTS--120.5%
                            BONDS--119.8%
                            Aerospace--3.1%
                            Fairchild Industries,
                              Inc.,
                              Sr. Sec. Notes,
B3             $   1,125(c) 12.25%, 2/1/99..........  $ 1,147,500
                            K & F Industries, Inc.,
                              Sr. Sec. Notes,
B1                   750(c) 11.875%, 12/1/03........      780,000
                            Rohr, Inc.,
                              Sr. Notes,
Ba3                  500(b) 11.625%, 5/15/03........      532,500
                                                      -----------
                                                        2,460,000
                                                      -----------
                            Automotive Parts--7.0%
                            Exide Corp.,
                              Sr. Notes
B1                 1,250    10.00%, 4/15/05.........    1,300,000
                            Foamex JPS Automotive
                              L.P.,
                              Sr. Sub. Deb.,
B3                   500(b) 11.875%, 10/1/04........      485,000
                            Harvard Industries,
                              Inc.,
                              Sr. Notes,
B3                 1,125(b) 12.00%, 7/15/04.........    1,184,062
B3                   250    11.125%, 8/1/05.........      251,875
                            JPS Automotive Products
                              Corp.,
                              Sr. Notes,
B2                   750    11.125%, 6/15/01........      746,250
                            Sr. Sec. Disc. Deb. Ser.
                              B,
                            Zero Coupon (until
                              7/1/99),
Caa                1,000      14.00%, 7/1/04........      540,000
                            Motor Wheel Corp.,
                              Sr. Notes, Ser. B,
B2                   500(b) 11.50%, 3/1/00..........      452,500
                            SPX Corp.,
                              Sr. Sub. Notes,
B3                   500(c) 11.75%, 6/1/02..........      521,250
                                                      -----------
                                                        5,480,937
                                                      -----------
----------------------------------------------------------
  Moody's     Principal
   Rating       Amount                                   Value
(Unaudited)     (000)           Description (a)        (Note 1)
----------------------------------------------------------
                            Broadcasting-Radio & Television--4.3%
                            Benedek Broadcasting
                              Corp.,
                              Sr. Notes,
B2             $   1,000(c) 11.875%, 3/1/05.........  $ 1,050,000
                            Chancellor Broadcasting
                              Co.,
                              Sr. Sub. Notes,
B3                   800(b) 12.50%, 10/1/04.........      844,000
                            Newcity Communications,
                              Inc.,
                              Sr. Sub. Notes,
B3                 1,000(b) 11.375%, 11/1/03........      975,000
                            Sinclair Broadcast
                              Group, Inc.,
                              Sr. Sub. Notes,
B1                   500    10.00%, 9/30/05.........      503,125
                                                      -----------
                                                        3,372,125
                                                      -----------
                            Building & Related Industries--1.4%
                            Building Material Corp.
                              of America,
                              Sr. Notes, Ser. B,
                            Zero Coupon (until
                              7/01/99),
B1                 1,250      11.750%, 7/1/04.......      768,750
                            Miles Homes, Inc.,
                              Sr. Notes,
B2                   500(b) 12.00%, 4/1/01..........      370,000
                                                      -----------
                                                        1,138,750
                                                      -----------
                            Cable & Pay Television
                              Systems--11.0%
                            American Telecasting,
                              Inc.,
                              Sr. Disc. Notes,
                            Zero Coupon, (until
                              8/15/00),
Caa                1,500(g)   14.50%, 8/15/05.......      735,000
                            Comcast Corp.,
                              Sr. Sub. Deb.,
B1                 1,000(c) 9.375%, 5/15/05.........    1,007,500
                            Continental Cablevision,
                              Inc.,
                              Sr. Deb.,
Ba2                1,000(b) 9.50%, 8/1/13...........    1,025,000
                            Falcon Holdings Inc.,
                              Sr. Sub. Payment in
                              Kind Notes,
NR                 1,113    11.00%, 9/15/03.........    1,012,830

                                          See Notes to Financial Statements.

----------------------------------------------------------
  Moody's     Principal
   Rating       Amount                                   Value
(Unaudited)     (000)           Description (a)        (Note 1)
----------------------------------------------------------
                            Cable & Pay Television Systems
                              (cont'd)
                            Heartland Wireless
                              Communication, Inc.,
                              Sr. Notes,
B3             $     500(g) 13.00%, 4/15/03.........  $   533,750
                            International Cabeltel,
                              Inc.,
                              Sr. Notes,
                            Zero Coupon (until
                              10/15/98),
NR                   500      10.875%, 10/15/03.....      325,000
                            Sr. Notes, Ser. A,
                            Zero Coupon (until
                              4/15/00),
NR                   950      12.75%, 4/15/05.......      551,000
                            Jones Intercable, Inc.,
                              Sr. Sub. Deb.,
B1                   250    11.50%, 7/15/04.........      271,250
                            Marcus Cable Operating
                              Co., L.P.,
                              Sr. Sub. Disc. Notes,
                            Zero Coupon (until
                              8/1/99),
B3                 2,250      13.50%, 8/1/04........    1,468,125
                            People's Choice TV
                              Corp.,
                              Sr. Disc. Notes,
                            Zero Coupon (until
                              6/1/00),
Caa                  750(g)   13.125%, 6/1/04.......      343,125
                            Rogers Cablesystems,
                              Inc.,
                              Sr. Sec. Notes,
                            10.00%, 3/15/05
Ba3                1,000(b)(h)   (Canada)..............   1,027,500
                            United Int'l Holdings,
                              Inc.,
                              Sr. Disc. Notes,
B3                   500(g) 14.00%, 11/15/99........      315,000
                                                      -----------
                                                        8,615,080
                                                      -----------
                            Chemicals & Plastics--2.8%
                            Applied Extrusion
                              Technology, Inc.,
                              Sr. Notes, Ser. B,
NR                 1,000(b) 11.50%, 4/1/02..........    1,070,000
                            G-I Holdings, Inc.,
                              Sr. Disc. Notes, Ser.
                              B,
Ba3                  500(b) Zero Coupon, 10/1/98....      357,500
                            Terra Industries, Inc.,
                              Sr. Notes,
Ba3                  750    10.50%, 6/15/05.........      781,875
                                                      -----------
                                                        2,209,375
                                                      -----------
----------------------------------------------------------
  Moody's     Principal
   Rating       Amount                                   Value
(Unaudited)     (000)           Description (a)        (Note 1)
----------------------------------------------------------
                            Consumer Products--6.7%
                            Herff Jones Inc.,
                              Sr. Sub. Notes,
B2             $   1,500    11.00%, 8/15/05.........  $ 1,526,250
                            MacAndrews & Forbes
                              Group, Inc.,
                              Sub. Deb.,
B3                   500    13.00%, 3/1/99..........      500,000
                            Sub. Notes,
NR                   500    12.25%, 7/1/96..........      500,000
                            Overhead Door Corp.,
                              Sr. Notes,
B1                 1,000(c) 12.25%, 2/1/00..........      985,000
                            Revlon Consumer Products
                              Corp.,
                              Deb.,
B2                   500    9.375%, 4/1/01..........      491,250
                            Revlon Worldwide Corp.,
                              Sr. Sec. Disc. Notes,
                              Ser. B,
NR                 1,000    Zero Coupon, 3/15/98....      707,500
                            Samsonite Corp.,
                              Sr. Sub. Notes,
B2                   500    11.125%, 7/15/05........      508,750
                                                      -----------
                                                        5,218,750
                                                      -----------
                            Energy--5.0%
                            Empire Gas Corp.,
                              Sr. Sec. Notes,
                            7.00% (until 7/15/99),
Caa                  500      12.875%, 7/15/04......      417,500
                            Falcon Drilling, Inc.,
                              Sr. Sub. Notes, Ser.
                              B,
NR                   500    12.50%, 3/15/05.........      525,000
                            Gulf Canada Resources,
                              Ltd.,
                              Sr. Sub. Deb.,
                            9.625%, 7/1/05
Ba3                1,000(b)(h)   (Canada)..............   1,000,000
                            Petroleum Heat & Power,
                              Inc.,
                              Sub. Deb.,
B2                 1,000(c) 9.375%, 2/1/06..........      910,000
                            TransTexas Gas Corp.,
                              Sr. Sec. Notes,
B2                 1,000    11.50%, 6/15/02.........    1,047,500
                                                      -----------
                                                        3,900,000
                                                      -----------
                            Financial Services--0.3%
                            Acme Holdings, Inc.,
                              Sr. Sub. Notes,
Ca                   500(d) 11.75%, 6/1/00..........      255,000
                                                      -----------

                                          See Notes to Financial Statements.

----------------------------------------------------------
  Moody's     Principal
   Rating       Amount                                   Value
(Unaudited)     (000)           Description (a)        (Note 1)
----------------------------------------------------------
                            Food & Beverage--6.0%
                            Del Monte Corp.,
                              Sub. Payment in Kind
                              Notes,
                              (cost $1,368,567;
                              purchase
                              date--3/12/93)
NR             $   1,343(e) 12.25, 9/1/02...........  $ 1,181,840
                            Fresh Del Monte Produce,
                              N.V., Sr. Notes,
B3                 1,000(b) 10.00%, 5/1/03..........      850,000
                            Pilgrim's Pride Corp.,
                              Sr. Sub. Notes,
B3                   875(b) 10.875%, 8/1/03.........      809,375
                            PSF Finance L.P.,
                              Sr. Sec. Disc. Notes,
                            Zero Coupon (until
                              9/15/96),
NR                 1,385      12.00%, 9/15/03.......    1,080,300
                            Specialty Foods Corp.,
                              Sr. Notes, Ser. A,
B3                   750    11.125%, 10/1/02........      742,500
                                                      -----------
                                                        4,664,015
                                                      -----------
                            Gaming--9.3%
                            Bally's Park Place
                              Funding, Inc.,
                              First Mtge. Notes,
B1                 1,000(c) 9.25%, 3/15/04..........      942,500
                            Boyd Gaming Corp.,
                              Sr. Sub. Notes, Ser. B
B2                 1,000(b) 10.75%, 9/1/03..........    1,035,000
                            Casino America, Inc.,
                              First Mtge. Bonds,
B1                 1,500    11.50%, 11/15/01........    1,567,500
                            Empress River Casino
                              Finance Corp.,
                              Sr. Notes,
B1                 1,000(b) 10.75%, 4/1/02..........    1,000,000
                            Grand Casino Resorts,
                              Inc.,
                              First Mtg. Notes,
Ba3                  500    12.50%, 2/1/00..........      540,000
                            Sam Houston Race Park,
                              Ltd.,
                              Sr. Sec. Notes,
NR                   500(d) 11.75%, 7/15/99.........      125,000
                            Showboat, Inc.,
                              Sr. Sub. Notes,
B2                   750(b) 13.00%, 8/1/09..........      804,375
----------------------------------------------------------
  Moody's     Principal
   Rating       Amount                                   Value
(Unaudited)     (000)           Description (a)        (Note 1)
----------------------------------------------------------
                            Trump Taj Mahal Funding,
                              Inc.,
                              First Mtg. Payment in
                              Kind Bonds, Class B,
Caa            $   1,500    11.35%, 11/15/99........  $ 1,256,250
                                                      -----------
                                                        7,270,625
                                                      -----------
                            Healthcare--2.0%
                            Tenet Healthcare Corp.,
                              Sr. Sub. Notes,
Ba3                1,500(c) 10.125%, 3/1/05.........    1,575,000
                                                      -----------
                            Home Builders & Real Estate--0.7%
                            Continental Homes
                              Holdings,
                              Sr. Notes,
B1                   500(b) 12.00%, 8/1/99..........      515,000
                                                      -----------
                            Industrial--9.6%
                            Envirodyne Industries,
                              Inc.,
                              Sr. Notes,
NR                 1,000    12.00%, 6/15/00.........      990,000
                            Great Dane Holdings,
                              Inc.,
                              Sr. Sub. Notes.,
Caa                1,000    12.75%, 8/1/01..........      970,000
                            IMO Industries, Inc.,
                              Sr. Sub. Deb.,
B3                   500(b) 12.00%, 11/1/01.........      517,500
                            Interlake Corp.,
                              Sr. Notes,
B2                   475    12.00%, 11/15/01........      486,875
                            Sr. Sub. Deb.,
B3                 1,000(b) 12.125%, 3/1/02.........      990,000
                            JB Poindexter, Inc.,
                              Sr. Notes,
B2                 1,000(c) 12.50%, 5/15/04.........      945,000
                            MAXXAM Group, Inc.,
                              Sr. Sec. Disc. Notes,
                            Zero Coupon (until
                              8/1/98),
B3                 1,000      12.25%, 8/1/03........      655,000
                            Newflo Corp.,
                              Sub. Notes,
B3                 1,150(b) 13.25%, 11/15/02........    1,164,375
                            Terex Corp.
                              Sr. Sec. Notes,
NR                 1,000(g) 13.75%, 5/12/02.........      770,000
                                                      -----------
                                                        7,488,750
                                                      -----------

                                          See Notes to Financial Statements.

----------------------------------------------------------
  Moody's     Principal
   Rating       Amount                                   Value
(Unaudited)     (000)           Description (a)        (Note 1)
----------------------------------------------------------
                            Leisure & Tourism--4.2%
                            HMH Properties, Inc.,
                              Sr. Sec. Notes
BB-            $   1,350    9.50%, 5/15/05..........  $ 1,297,688
                            Host Marriot Travel
                              Plazas, Inc.,
                              Sr. Notes,
B1                 1,000    9.50%, 5/15/05..........      957,500
                            United Artists, Inc.,
                              Sr. Sec. Notes,
Ba3                1,000(b) 11.50%, 5/1/02..........    1,072,500
                                                      -----------
                                                        3,327,688
                                                      -----------
                            Miscellaneous Services--2.2%
                            Neodata Services, Inc.,
                              Sr. Def'd. Cpn. Notes,
                              Ser. B,
                            Zero Coupon (until
                              5/1/96),
B3                   750      12.00%, 5/1/03........      667,500
                            United Stationers Supply
                              Co.,
                              Sr. Sub. Notes,
B3                 1,000    12.75%, 5/1/05..........    1,050,000
                                                      -----------
                                                        1,717,500
                                                      -----------
                            Paper, Packaging & Forest
                              Products--9.6%
                            Domtar, Inc.,
                              Notes,
Ba1                  750(b) 12.00%, 4/15/01.........      858,750
                            Sr. Notes,
Ba1                  250(b) 11.75%, 3/15/99.........      274,687
                            Gaylord Container Corp.,
                              Sr. Sub. Disc. Notes,
                            Zero Coupon (until
                              5/15/96),
Caa                1,610      12.75%, 5/15/05.......    1,601,950
                            Indah Kiat International
                              Finance Co.,
                              Sr. Sec. Notes, Ser.
                              C,
                            12.50%, 6/15/06
Ba3                1,000(h)   (Indonesia)...........    1,015,000
                            Mail Well Envelope
                              Corp.,
                              Sr. Sub. Notes,
B3                   250(b) 10.50%, 2/15/04.........      240,000
                            Mail Well Holding, Inc.,
                              Sr. Notes,
                            Zero Coupon (until
                              2/15/00),
NR                   900      11.75%, 2/15/06.......      562,500
----------------------------------------------------------
  Moody's     Principal
   Rating       Amount                                   Value
(Unaudited)     (000)           Description (a)        (Note 1)
----------------------------------------------------------
                            Malette, Inc.,
                              Sr. Sec. Notes,
Ba3            $   1,000    12.25%, 7/15/04.........  $ 1,110,000
                            Stone Consolidated
                              Corp.,
                              Sr. Sec. Notes,
                            10.25%, 12/15/00
B1                   500(h)   (Canada)..............      527,500
                            Stone Container Corp.,
                              Sr. Notes,
B1                   750(b) 12.625%, 7/15/98........      817,500
                            Williamhouse Regency
                              Delaware, Inc.,
                              Sr. Sub. Deb.,
B2                   500(b) 11.50%, 6/15/05.........      502,500
                                                      -----------
                                                        7,510,387
                                                      -----------
                            Publishing--3.9%
                            Big Flower Press, Inc.,
                              Sr. Sub. Notes,
B3                 1,000(b) 10.75%, 8/1/03..........    1,010,000
                            Sullivan Graphics, Inc.,
                              Sr. Sub. Notes,
Caa                1,000    15.00%, 2/1/00..........    1,060,000
                            Sr. Sub. Notes,
Caa                1,000    12.75%, 8/1/05..........      996,500
                                                      -----------
                                                        3,066,500
                                                      -----------
                            Restaurants--1.4%
                            Flagstar Corp.,
                              Sr. Notes,
B2                   675(b) 10.75%, 9/15/01.........      624,375
B2                   500    10.875%, 12/1/02........      457,500
                                                      -----------
                                                        1,081,875
                                                      -----------
                            Retail--1.6%
                            Apparel Retailers, Inc.
                              Sr. Disc. Deb., Ser.
                              B,
                            Zero Coupon (until
                              8/15/98),
Caa                  500      12.75%, 8/15/05.......      305,000
                            Pier 1 Imports, Inc.,
                              Sub. Deb.,
B1                   211(c) 11.50%, 7/15/03.........      218,385
                            Specialty Retailers,
                              Inc.,
                              Sr. Sub. Notes,
B3                   750(b) 11.00%, 8/15/03.........      705,000
                                                      -----------
                                                        1,228,385
                                                      -----------

                                          See Notes to Financial Statements.

----------------------------------------------------------
  Moody's     Principal
   Rating       Amount                                   Value
(Unaudited)     (000)           Description (a)        (Note 1)
----------------------------------------------------------
                            Steel & Metals--4.9%
                            Geneva Steel Co.,
                              Sr. Notes,
B1             $      75    11.125%, 3/15/01........  $    63,000
                            Horsehead Industries,
                              Inc.,
                              Sub. Notes,
B2                   500    14.00%, 6/1/99..........      510,000
                            Kaiser Aluminum &
                              Chemical Corp.,
                              Sr. Notes,
B1                   500    9.875%, 2/15/02.........      495,000
                            Sr. Sub. Notes,
B2                 1,250(b) 12.75%, 2/1/03..........    1,362,500
                            Tubos De Aceros De
                              Mexico S A,
                            13.75%, 12/8/99
NR                   500(h)   (Mexico)..............      490,000
                            Ucar Global Enterprises,
                              Inc.,
                              Sr. Sub. Notes,
B2                   400(b) 12.00%, 1/15/05.........      448,000
                            W C I Steel, Inc.,
                              Sr. Notes,
B1                   500(b) 10.50%, 3/1/02..........      490,000
                                                      -----------
                                                        3,858,500
                                                      -----------
                            Supermarkets--9.4%
                            Dominicks Finer Foods,
                              Inc.,
                              Sr. Notes,
B3                 1,000(b) 10.875%, 5/1/05.........    1,005,000
                            Farm Fresh, Inc.,
                              Sr. Notes,
B2                   750(b) 12.25%, 10/1/00.........      648,750
                            Pathmark Stores, Inc.,
                              Sub. Notes,
B3                   500(b) 12.625%, 6/15/02........      535,000
                            Sr. Sub. Notes,
B3                   750(b) 9.625%, 5/1/03..........      746,250
                            Penn Traffic Co.,
                              Sr. Notes,
Ba3                  250    10.65%, 11/1/04.........      240,000
                            Sr. Sub. Notes,
B2                 2,000(c) 9.625%, 4/15/05.........    1,645,000
                            Pueblo Xtra
                              International, Inc.,
                              Sr. Notes,
B2                 1,000    9.50%, 8/1/03...........      960,000
----------------------------------------------------------
  Moody's     Principal
   Rating       Amount                                   Value
(Unaudited)     (000)           Description (a)        (Note 1)
----------------------------------------------------------
                            Ralphs Grocery Co.,
                              Sr. Notes,
B1             $     500    10.45%, 6/15/04.........  $   488,750
B3                 1,000(b) 13.75%, 6/15/05.........    1,050,000
                                                      -----------
                                                        7,318,750
                                                      -----------
                            Technology--3.5%
                            Anacomp, Inc.,
                              Sr. Disc. Notes,
Ca                 1,000(b)(d) 15.00%, 11/1/00.........     720,000
                            Dictaphone Corp.,
                              Sr. Sub. Notes,
B3                 1,000    11.75%, 8/1/05..........      990,000
                            Waters Corp.,
                              Sr. Sub. Notes,
NR                   985    12.75%, 9/30/04.........    1,051,488
                                                      -----------
                                                        2,761,488
                                                      -----------
                            Telecommunications--7.6%
                            Cellnet Data Systems,
                              Inc.,
                              Sr. Disc. Notes,
                              (cost $546,366;
                              purchase date--7/6/95)
                            Zero Coupon (until
                              6/15/00),
NR                 1,000(e)(g)   13.00%, 6/15/05.......     560,000
                            Cencall Communications
                              Corp.,
                              Sr. Disc. Notes,
                            Zero Coupon (until
                              1/15/99),
Caa                  500      10.125%, 1/15/04......      250,000
                            Centennial Cellular
                              Corp.,
                              Sr. Notes,
B2                   750    10.125%, 5/15/05........      742,500
                            Dial Call
                              Communications, Inc.,
                              Sr. Disc. Notes,
                            Zero Coupon (until
                              4/15/99),
Caa                1,000      12.250%, 4/15/04......      515,000
                            Intelcom Group USA,
                              Inc.,
                              Sr. Disc. Notes,
                            Zero Coupon (until
                              9/15/00),
NR                 2,000(g)   13.50%, 9/15/05.......    1,092,500
                            Intermedia
                              Communications, Inc.,
                              Sr. Notes,
B3                   750(g) 13.50%, 6/1/05..........      785,625

                                          See Notes to Financial Statements.

----------------------------------------------------------
  Moody's     Principal
   Rating       Amount                                   Value
(Unaudited)     (000)           Description (a)        (Note 1)
----------------------------------------------------------
                            Telecommunications (cont'd)
                            Pagemart Nationwide,
                              Inc.,
                              Sr. Disc. Notes,
                            Zero Coupon (until
                              11/1/98),
NR             $   1,000      12.25%, 11/1/03.......  $   655,000
                            Zero Coupon (until
                              2/1/00),
NR                 1,000      15.00%, 2/1/05........      595,000
                            Paging Network, Inc.,
                              Sr. Sub. Notes,
B2                   750(c) 10.125%, 8/1/07.........      757,500
                                                      -----------
                                                        5,953,125
                                                      -----------
                            Textiles--2.1%
                            Forstmann Textiles,
                              Inc.,
                              Sr. Sub. Notes,
B3                 1,135(c) 14.75%, 4/15/99.........    1,180,400
                            Westpoint Stevens, Inc.,
                              Sr. Sub. Deb.,
B3                   500(b) 9.375%, 12/15/05........      482,500
                                                      -----------
                                                        1,662,900
                                                      -----------
                            Waste Management--0.2%
                            Clean Harbors, Inc.,
                              Sr. Notes,
B2                   150    12.50%, 5/15/01.........      129,000
                                                      -----------
                            Total bonds
                              (cost $94,299,086)....   93,779,505
                                                      -----------
                Shares      COMMON STOCKS--0.4%
              ----------
                            Building & Related Industries
                            Walter Industries,
                     532(f)   Inc...................        7,448
                            Conglomerates
                            Thermadyne Industries,
                   2,660(f)   Inc...................       48,379
                            Paper, Packaging & Forest Products
                            Mail Well Holding,
                   4,500(f)   Inc.,.................      193,500
                            Retail
                            Thrifty Payless, Inc.,
                   9,500      Class C...............       35,625
                            Telecommunications
                            Pagemart Nationwide,
                   3,500(f)   Inc...................       33,250
                                                      -----------
                            Total common stocks
                              (cost $654,249).......      318,202
                                                      -----------
----------------------------------------------------------
                                                         Value
                Shares          Description (a)        (Note 1)
----------------------------------------------------------
                            PREFERRED STOCKS--0.2%
                            Supermarkets--0.2%
                            Supermarkets General
                              Holdings Corp.,
                              14.08% (cost
                   5,000      $112,500).............  $   145,000
                                                      -----------
               Warrants     WARRANTS(f)--0.1%
              ----------
                            Automotive Parts
                            Foamex JPS Automotive
                              L.P.,
                   1,000    expiring 7/1/99.........       10,000
                                                      -----------
                            Building & Related Industries
                            Miles Homes, Inc.,
                   6,000    expiring 4/1/97.........        3,000
                                                      -----------
                            Energy
                            Empire Gas Corp.,
                     690    expiring 7/15/04........          690
                                                      -----------
                            Gaming
                            Casino America, Inc.,
                   3,263    expiring 11/15/96.......       16,315
                            Casino Magic Finance
                              Corp.,
                   4,500    expiring 10/14/96.......          225
                            Sam Houston Race Park,
                              Ltd.
                   2,000      expiring 7/15/99......          200
                                                      -----------
                                                           16,740
                                                      -----------
                            Telecommunications--0.1%
                            Dial Page, Inc.
                   1,000    expiring 4/25/97........        1,500
                            Pagemart Nationwide,
                              Inc.,
                   4,600    expiring 12/31/03.......       28,750
                                                      -----------
                                                           30,250
                                                      -----------
                            Total warrants
                              (cost $16,899)........       60,680
                                                      -----------
                            Total long-term
                              investments
                              (cost $95,082,734)....   94,303,387
                                                      -----------
              Principal
                Amount
                (000)           SHORT-TERM INVESTMENTS--1.8%
              ----------
                            Joint Repurchase
                              Agreement
                              Account,
                            5.82%, 9/1/95,
                              (cost $1,436,000; Note
               $   1,436      4)....................    1,436,000
                                                      -----------

                                          See Notes to Financial Statements.

----------------------------------------------------------
                                                         Value
                                Description (a)        (Note 1)
----------------------------------------------------------
                            Total
                              Investments--122.3%
                            (cost $96,518,734; Note
                              3)....................  $95,739,387
                            Liabilities in excess of
                              other
                              assets--(22.3%).......  (17,484,775)
                                                      -----------
                            Net Assets--100%........  $78,254,612
                                                      -----------
                                                      -----------

------------------
(a) The following abbreviations are used in portfolio descriptions:
     NR--Not rated by Moody's or Standard & Poor's.
 (b) Total segregated as collateral for line of credit.
     Aggregate value of segregated
     securities--$31,805,876; (Note 5).
 (c) Portion of security segregated as collateral for line of credit. Aggregate value of segregated securities--$8,366,768; (Note 5).
 (d) Issue in Default.
 (e) Indicates a security restricted as to resale; the aggregate cost of such securities is $1,914,933.
     The aggregate value $1,741,840 is approximately
     2.2% of net assets.
 (f) Non-income producing securities.
 (g) Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
 (h) US $ Denominated Bonds.
                                          See Notes to Financial Statements.

----------------------------------------------------------
THE HIGH YIELD INCOME FUND, INC.
Statement of Assets and Liabilities
August 31, 1995
----------------------------------------------------------

Assets
Investments, at value (cost
  $96,518,734)..........................   $95,739,387
Cash....................................           387
Interest receivable.....................     2,233,809
Receivable for investments sold.........       976,528
Prepaid expenses and other assets.......        15,563
                                           -----------
      Total assets......................    98,965,674
                                           -----------
Liabilities
Loan payable (Note 5)...................    20,000,000
Payable for investments purchased.......       276,573
Accrued expenses........................       166,876
Loan interest payable...................       116,597
Dividends payable.......................        55,423
Due to Manager..........................        48,242
Deferred trustees' fees.................        47,351
                                           -----------
      Total liabilities.................    20,711,062
                                           -----------
Net Assets..............................   $78,254,612
                                           -----------
                                           -----------
Net assets were comprised of:
  Common stock, at par..................   $   109,894
  Paid-in capital in excess of par......    99,612,746
                                           -----------
                                            99,722,640
  Distributions in excess of net
    investment income...................       (55,423)
  Accumulated net realized loss on
    investments.........................   (20,633,258)
  Net unrealized depreciation on
    investments.........................      (779,347)
                                           -----------
  Net assets, August 31, 1995...........   $78,254,612
                                           -----------
                                           -----------
Net asset value and redemption price per
  share ($78,254,612 / 10,989,396 shares
  of common stock issued and
  outstanding)..........................         $7.12
                                           -----------
                                           -----------

----------------------------------------------------------
THE HIGH YIELD INCOME FUND, INC.
Statement of Operations
Year Ended August 31, 1995
----------------------------------------------------------

Net Investment Income
Income
  Interest...............................  $11,524,117
  Dividends..............................      228,348
                                           -----------
                                            11,752,465
                                           -----------
Expenses
  Management fee.........................      535,901
  Custodian's fees and expenses..........      120,000
  Reports to shareholders................      102,000
  Audit fee and expenses.................       55,000
  Transfer agent's fees and expenses.....       55,000
  Trustees' fees and expenses............       40,000
  Registration fees......................       26,000
  Insurance..............................       17,000
  Legal fees and expenses................       15,000
  Miscellaneous..........................        3,987
                                           -----------
    Total operating expenses.............      969,888
  Loan interest expense (Note 5).........    1,347,118
                                           -----------
    Total expenses.......................    2,317,006
                                           -----------
Net investment income....................    9,435,459
                                           -----------
Realized and Unrealized
Gain (Loss) on Investments
Net realized loss on investment
  transactions...........................   (4,726,600)
Net change in unrealized
  appreciation/depreciation on
  investments............................    3,885,185
                                           -----------
Net loss on investments..................     (841,415)
                                           -----------
Net Increase in Net Assets
Resulting from Operations................  $ 8,594,044
                                           -----------
                                           -----------

See Notes to Financial Statements.        See Notes to Financial Statements.

----------------------------------------------------------
THE HIGH YIELD INCOME FUND, INC.
Statement of Cash Flows
Year Ended August 31, 1995
----------------------------------------------------------

Increase (Decrease) in Cash
Cash flows provided from operating
  activities:
  Interest and dividends received
    (excluding
    discount amortization of
    $1,862,741)........................    $    10,008,437
  Operating expenses paid..............           (894,998)
  Loan interest paid...................         (1,325,729)
  Purchases of short-term portfolio
    investments, net...................           (793,000)
  Purchases of long-term portfolio
    investments........................       (100,650,895)
  Proceeds from disposition of
    long-term
    portfolio investments..............        102,516,784
  Deferred expenses....................                545
                                          ----------------
  Net cash provided from operating
    activities.........................          8,861,144
                                          ----------------
Cash flows used for financing
  activities:
  Cash dividends paid (excluding
    reinvestment of dividends of
    $659,121)..........................         (8,862,474)
                                          ----------------
Net decrease in cash...................             (1,330)
Cash at beginning of period............              1,717
                                          ----------------
Cash at end of period..................    $           387
                                          ----------------
                                          ----------------
Reconciliation of Net Increase in Net Assets
to Net Cash Provided from Operating Activities
Net increase in net assets resulting
  from operations......................    $     8,594,044
                                          ----------------
Increase in investments................           (351,484)
Net realized loss on investment
  transactions.........................          4,726,600
Net change in net unrealized
  appreciation/depreciation on
  investments..........................         (3,885,185)
Increase in receivable for investments
  sold.................................           (562,153)
Decrease in interest receivable........            118,713
Decrease in deferred expenses and other
  assets...............................                545
Increase in payable for investments
  purchased............................            123,785
Increase in accrued expenses and other
  liabilities..........................             96,279
                                          ----------------
  Total adjustments....................            267,100
                                          ----------------
    Net cash provided from operating
      activities.......................    $     8,861,144
                                          ----------------
                                          ----------------

----------------------------------------------------------
THE HIGH YIELD INCOME FUND, INC.
Statement of Changes
in Net Assets
----------------------------------------------------------

Increase (Decrease) in Net
Assets
                                      Year Ended August 31,
                               ------------------------------------
Operations                           1995                1994
                               -----------------    ---------------
  Net investment income.....      $ 9,435,459         $   9,564,848
  Net realized gain (loss)
    on investment
    transactions............       (4,726,600)            1,939,634
  Net change in unrealized
   appreciation/depreciation
    of investments..........        3,885,185            (7,045,586)
                               -----------------    ---------------
  Net increase in net assets
    resulting from
    operations..............        8,594,044             4,458,896
Dividends paid to
  shareholders from net
  investment income.........       (9,435,459)           (9,945,260)
Dividends paid to
  shareholders in excess of
  net investment income.....          (88,374)             (485,187)
Net asset value of shares
  issued to shareholders in
  reinvestment of
  dividends.................          659,121               708,165
                               -----------------    ---------------
Total decrease..............         (270,668)           (5,263,386)
Net Assets
Beginning of year...........       78,525,280            83,788,666
                               -----------------    ---------------
End of year.................      $78,254,612         $  78,525,280
                               -----------------    ---------------
                               -----------------    ---------------

See Notes to Financial Statements.        See Notes to Financial Statements.

----------------------------------------------------------
THE HIGH YIELD INCOME FUND, INC.
Notes to Financial Statements
----------------------------------------------------------
   The High Yield Income Fund, Inc. (the ``Fund'') was organized in Maryland on August 21, 1987 as a diversified, closed-end management investment company. The Fund's primary investment objective is to maximize current income to shareholders through investment in a diversified portfolio of high-yield, fixed-income securities rated in the medium to lower categories by recognized rating services, or non-rated securities of comparable quality. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific industry or region.

Note 1. Accounting            The following is a summary of
Policies                      significant accounting policies
                              followed by the Fund in the preparation of its
financial statements.
Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the mean between the bid and asked prices provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.
   Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
   In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
   The Fund may invest up to 20% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law (``restricted securities'').
Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.
   Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and amortizing discounts on debt obligations. Cash, as used in the Statement of Cash Flows, is the amount reported as ``Cash'' in the Statement of Assets and Liabilities.
Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains and losses from securities transactions are calculated on the identified cost basis. Interest income which is comprised of three elements: stated coupon rate, original issue discount and market discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.
Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.
Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and make distributions at least annually of net capital gains, if any. Dividends and distributions are recorded on the ex-dividend date.
   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. For the year ended August 31, 1995, the effect caused by this statement was to decrease paid-in capital in excess of par by $86,137 and increase undistributed net investment income by

$86,137. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements            The Fund has a management
                              agreement with Prudential Mutual Fund Management,
Inc. (``PMF''). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation (``PIC''). PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
   The management fee paid PMF is computed weekly and payable monthly, at an annual rate of .70 of 1% of the Fund's average weekly net assets.
   PMF and PIC are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America (``Prudential'').

Note 3. Portfolio             Purchases and sales of invest-
Securities                    ment securities, other than
                              short-term investments, for the year ended August
31, 1995 aggregated $99,766,934 and $102,850,126, respectively.
   The cost basis of investments for federal income tax purposes at August 31, 1995 was $96,539,984 and net unrealized depreciation including short-term investments, for federal income tax purposes was $800,597 (gross unrealized appreciation-$2,631,909; gross unrealized depreciation-$3,432,506).
   The Fund had a capital loss carryforward as of August 31, 1995 of approximately $16,088,300 of which $514,200 expires in 1998, $6,419,700 expires in 1999, $8,891,400 expires in 2000 and $263,000 expires in 2003. Accordingly, no capital gains distribution is expected to be paid to shareholders until net realized gains have been realized in excess of such amounts.
   The Fund will elect to treat net capital losses of approximately $4,523,700 incurred in the ten months period ended August 31, 1995 as having been incurred in the following fiscal year.

Note 4. Joint                 The Fund, along with other
Repurchase                    affiliated registered invest-
Agreement Account             ment companies, transfers
                              uninvested cash balances into a single joint
account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of August 31, 1995, the Fund had a 0.18% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $1,436,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor was as follows:
   Barclays de Zoete, 5.85%, in the principal amount of $100,000,000 repurchase price $100,016,250, due 9/1/95. The value of the collateral including accrued interest is $102,000,840.
   Bear, Stearns & Co., 5.82%, in the principal amount of $240,000,000 repurchase price $240,038,800, due 9/1/95. The value of the collateral including accrued interest is $245,325,326.
   BT Securities Corp., 5.80%, in the principal amount of $40,000,000 repurchase price $40,006,444, due 9/1/95. The value of the collateral including accrued interest is $40,859,047.
   CS First Boston, 5.81%, in the principal amount of $240,000,000 repurchase price $240,038,733, due 9/1/95. The value of the collateral including accrued interest is $244,888,109.
   Goldman Sachs & Co., 5.80%, in the principal amount of $88,139,000 repurchase price $88,153,200, due 9/1/95. The value of the collateral including accrued interest is $89,901,854.
   Smith Barney Inc., 5.82%, in the principal amount of $100,000,000 repurchase price $100,016,167, due 9/1/95. The value of the collateral including accrued interest is $102,000,070.

Note 5. Borrowings            The Fund has approved a
                              $20,000,000 uncommitted line of credit with State
Street Bank & Trust Co. Interest on any such borrowings outstanding fluctuates daily, at one percentage point over the Federal Funds rate.
   The average daily balance outstanding and the maximum face amount of borrowings outstanding at any month end for the year ended August 31, 1995 was $20,000,000 at a weighted average interest rate of 6.6%.

Note 6. Capital               There are 200 million shares
                              of $.01 par value common stock authorized.
Prudential owned 11,000 shares of common stock as of August 31, 1995.
   During the fiscal years ended August 31, 1995 and 1994 the Fund issued 92,070 and 89,141 shares, respectively, in connection with the reinvestment of dividends.

Note 7. Dividends             On September 1 and October
and Distributions             2, 1995 the Board of Directors
                              of the Fund declared dividends of $.0725 per share
payable on September 29 and October 31, respectively, to shareholders of record on September 13 and October 13, 1995, respectively.
Note 8. Quarterly Data
(Unaudited)

                                                                       Net
realized and                Net increase

unrealized                   in net assets
                                          Net Investment              gains
(losses) on               resulting from
    Quarterly           Total                 income
investments                    operations
   period ended         income         Amount       Per share        Amount
   Per share       Amount        Per share
------------------    ----------     ------------------------
--------------------------     -------------------------
November 30, 1993     $2,959,989     $2,507,291       $ .23       $  1,136,926
    $   .11      $ 3,644,217       $ .34
February 28, 1994      2,718,394      2,272,046         .21          1,785,670
        .16        4,057,716         .37
May 31, 1994           2,841,363      2,357,649         .22         (5,939,341)
      (.55)      (3,581,692)       (.33)
August 31, 1994        2,950,781      2,427,862         .21         (2,089,206)
      (.18)         338,656         .03
November 30, 1994      2,921,772      2,392,424         .22         (4,432,809)
      (.40)      (2,040,385)       (.18)
February 28, 1995      2,953,281      2,395,980         .22          1,200,534
        .11        3,596,514         .33
May 31, 1995           2,999,431      2,406,218         .22          2,467,225
        .22        4,873,443         .44
August 31, 1995        2,877,981      2,240,837         .20            (76,365)
      (.01)       2,164,472         .19

                           Dividends
                              and                   Share
    Quarterly            distributions              price
   period ended       Amount       Per share     High     Low
------------------  ------------------------     ------------
November 30, 1993   $2,488,477      $ .2300        8 1/2    8 1/8
February 28, 1994    3,046,577        .2800        9 1/8    8 3/8
May 31, 1994         2,526,830        .2300        9 1/8    7 3/4
August 31, 1994      2,368,563        .2100        8 1/2    7 3/4
November 30, 1994    2,373,295        .2100        8        7
February 28, 1995    2,377,311        .2200        7 5/8    6 7/8
May 31, 1995         2,383,098        .2200        8        7 3/8
August 31, 1995      2,390,129        .2200        8        7 3/4

--------------------------------------------------------------------------------
THE HIGH YIELD INCOME FUND, INC.
Financial Highlights
--------------------------------------------------------------------------------

Year Ended August 31,

-------------------------------------------------------
                                                                1995        1994
      1993        1992        1991
                                                               -------
-------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year(a)......................    $  7.21     $
7.75     $  7.46     $  6.84     $  6.79
                                                               -------
-------     -------     -------     -------
Net investment income......................................        .86
 .87        1.01         .90         .90
Net realized and unrealized gain (loss) on investments.....       (.08)
(.46)        .18         .62         .08
                                                               -------
-------     -------     -------     -------
  Total from investment operations.........................        .78
 .41        1.19        1.52         .98
                                                               -------
-------     -------     -------     -------
Dividends paid to shareholders from net investment
  income...................................................       (.87)
(.91)       (.90)       (.90)       (.90)
Distributions to shareholders in excess of net investment
  income...................................................         --
(.04)         --          --          --
Return of capital distributions............................         --
--          --          --        (.03)
                                                               -------
-------     -------     -------     -------
  Total dividends and distributions........................       (.87)
(.95)       (.90)       (.90)       (.93)
                                                               -------
-------     -------     -------     -------
Net asset value, end of year(a)............................    $  7.12     $
7.21     $  7.75     $  7.46     $  6.84
                                                               -------
-------     -------     -------     -------
                                                               -------
-------     -------     -------     -------
Market price per share, end of year(a).....................    $  8.00     $
8.00     $  8.75     $  7.75     $  6.63
                                                               -------
-------     -------     -------     -------
                                                               -------
-------     -------     -------     -------
TOTAL INVESTMENT RETURN(b).................................      12.84%
3.21%      26.80%      31.79%      34.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)..............................    $78,255
$78,525     $83,789     $80,007     $73,080
Average net assets (000)...................................    $76,345
$83,241     $80,747     $77,579     $67,388
Ratio of expenses to average net assets....................       3.03%
2.29%       2.20%       1.55%       1.39%
Ratio of net investment income to average net assets.......      12.36%
11.49%      13.47%      12.35%      14.23%
Portfolio turnover rate....................................        106%
79%         83%         74%         72%
Asset coverage.............................................        491%
493%        519%        500%         --
Total debt outstanding at year end (000)...................    $20,000
$20,000     $20,000     $20,000          --

---------------
 (a) NAV and market value are published in The Wall Street Journal each Monday.
 (b) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtainable under the Fund's dividend and reinvestment plan. This amount does not reflect brokerage commissions.

See Notes to Financial Statements.

                        REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Directors and Shareholders of The High Yield Income Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The High Yield Income Fund, Inc. (the ``Fund'') at August 31, 1995, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as ``financial statements'') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
October 24, 1995

                                OTHER INFORMATION
   Dividend Reinvestment Plan. Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in Fund shares (Shares) pursuant to the Fund's Dividend Reinvestment Plan (the Plan). Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholders of record (or, if the shares are held in street or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent. Shareholders who wish to participate in the Plan should contact the Fund at (800) 451-6788.
   State Street Bank and Trust Co. (the Plan Agent) serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or capital gains distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Shares valued at the market price determined as of the time of purchase (generally, following the payment date of the dividend or distribution); or if (2) the market price of Shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Shares at a price equal to net asset value but not less than 95% of the market price. If net asset value exceeds the market price of Shares on the payment date or the Fund declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Shares in the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue Shares under the Plan below net asset value.
   There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.
   The Fund reserves the right to amend or terminate the Plan upon 90 days' written notice to shareholders of the Fund.
   Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Shares and cash for fractional Shares.
   All correspondence concerning the Plan should be directed to the Plan Agent, State Street Bank & Trust Company, P.O. Box 8200, Boston, MA 02266-8200.
            Directors
            Eugene C. Dorsey
            Donald D. Lennox
            Richard A. Redeker
            Stanley E. Shirk
            Robin B. Smith
            Officers
            Richard A. Redeker, President
            Robert F. Gunia, Vice President
            Grace Torres, Treasurer
            Stephen M. Ungerman, Assistant Treasurer
            S. Jane Rose, Secretary
            Marguerite E.H. Morrison, Assistant Secretary
            Manager
            Prudential Mutual Fund Management, Inc.
            One Seaport Plaza
            New York, NY 10292
            Investment Adviser
            The Prudential Investment Corporation
            Prudential Plaza
            Newark, NJ 07101
            Custodian and Transfer Agent
            State Street Bank and Trust Company
            One Heritage Drive
            North Quincy, MA 02171
            Independent Accountants
            Price Waterhouse LLP
            1177 Avenue of the Americas
            New York, NY 10036
            Legal Counsel
            Dechert Price & Rhoads
            1500 K Street N.W.
            Washington, D.C. 20005
               This report is for stockholder information. This is not a
            prospectus intended for use in the purchase or sale of fund shares.
                              The High Yield Income Fund, Inc.
                                     One Seaport Plaza
                                     New York, NY 10292
                                  Toll free (800) 451-6788
            429904105